Risk Management Section - Sensitivity Analysis (Details) € in Millions	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 971,591	€ 878,985
Credit risk [member] | Netherlands [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	559
Credit risk [member] | Germany [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	575
Credit risk [member] | Belgium [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	510
Credit risk [member] | USA [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 335
Upside scenario[Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside scenario[Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 476
Upside scenario[Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.06)
Upside scenario[Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.049
Upside scenario[Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.037
Upside scenario[Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.052
Upside scenario[Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.044
Upside scenario[Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.147
Upside scenario[Member] | Netherlands [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.039
Upside scenario[Member] | Netherlands [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.038
Upside scenario[Member] | Netherlands [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.053
Upside scenario[Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside scenario[Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 518
Upside scenario[Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.058)
Upside scenario[Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.037
Upside scenario[Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.06
Upside scenario[Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.071
Upside scenario[Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Upside scenario[Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.07
Upside scenario[Member] | Germany [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Upside scenario[Member] | Germany [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.016
Upside scenario[Member] | Germany [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.085
Upside scenario[Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside scenario[Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 450
Upside scenario[Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.076)
Upside scenario[Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.089
Upside scenario[Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Upside scenario[Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.062
Upside scenario[Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.077
Upside scenario[Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.05
Upside scenario[Member] | Belgium [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Upside scenario[Member] | Belgium [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.072
Upside scenario[Member] | Belgium [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.044
Upside scenario[Member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside scenario[Member] | USA [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 205
Upside scenario[Member] | USA [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.056)
Upside scenario[Member] | USA [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.098
Upside scenario[Member] | USA [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.031
Upside scenario[Member] | USA [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.053
Upside scenario[Member] | USA [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.052
Upside scenario[Member] | USA [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.068
Upside scenario[Member] | USA [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.049
Upside scenario[Member] | USA [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.027
Upside scenario[Member] | USA [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.088
Baseline Scenario [Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline Scenario [Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 536
Baseline Scenario [Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.063)
Baseline Scenario [Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.053
Baseline Scenario [Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.002)
Baseline Scenario [Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.04
Baseline Scenario [Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.054
Baseline Scenario [Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.008
Baseline Scenario [Member] | Netherlands [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.023
Baseline Scenario [Member] | Netherlands [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.054
Baseline Scenario [Member] | Netherlands [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline Scenario [Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline Scenario [Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 558
Baseline Scenario [Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.063)
Baseline Scenario [Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.04
Baseline Scenario [Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.044
Baseline Scenario [Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.053
Baseline Scenario [Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.036
Baseline Scenario [Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline Scenario [Member] | Germany [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.019
Baseline Scenario [Member] | Germany [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline Scenario [Member] | Germany [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.051
Baseline Scenario [Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline Scenario [Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 491
Baseline Scenario [Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.079)
Baseline Scenario [Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.092
Baseline Scenario [Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.019
Baseline Scenario [Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.049
Baseline Scenario [Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.077
Baseline Scenario [Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.039
Baseline Scenario [Member] | Belgium [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.023
Baseline Scenario [Member] | Belgium [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.077
Baseline Scenario [Member] | Belgium [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035
Baseline Scenario [Member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline Scenario [Member] | USA [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 285
Baseline Scenario [Member] | USA [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.057)
Baseline Scenario [Member] | USA [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.102
Baseline Scenario [Member] | USA [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.023
Baseline Scenario [Member] | USA [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.042
Baseline Scenario [Member] | USA [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.066
Baseline Scenario [Member] | USA [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Baseline Scenario [Member] | USA [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.03
Baseline Scenario [Member] | USA [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.047
Baseline Scenario [Member] | USA [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.03
Downside scenario [Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside scenario [Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 708
Downside scenario [Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.069)
Downside scenario [Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.062
Downside scenario [Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.044)
Downside scenario [Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.006
Downside scenario [Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.075
Downside scenario [Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.144)
Downside scenario [Member] | Netherlands [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.001
Downside scenario [Member] | Netherlands [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.083
Downside scenario [Member] | Netherlands [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.003
Downside scenario [Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside scenario [Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 681
Downside scenario [Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.069)
Downside scenario [Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.047
Downside scenario [Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.007
Downside scenario [Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.017
Downside scenario [Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.051
Downside scenario [Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.013)
Downside scenario [Member] | Germany [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.004)
Downside scenario [Member] | Germany [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.052
Downside scenario [Member] | Germany [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.013
Downside scenario [Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside scenario [Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 628
Downside scenario [Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.085)
Downside scenario [Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.103
Downside scenario [Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.007
Downside scenario [Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.025
Downside scenario [Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.102
Downside scenario [Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.022
Downside scenario [Member] | Belgium [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.01
Downside scenario [Member] | Belgium [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.103
Downside scenario [Member] | Belgium [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Downside scenario [Member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside scenario [Member] | USA [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 612
Downside scenario [Member] | USA [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.066)
Downside scenario [Member] | USA [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.109
Downside scenario [Member] | USA [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.013
Downside scenario [Member] | USA [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.005
Downside scenario [Member] | USA [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.091
Downside scenario [Member] | USA [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.019)
Downside scenario [Member] | USA [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.007
Downside scenario [Member] | USA [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.081
Downside scenario [Member] | USA [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.033)